INCOME ADVANTAGE
SUPPLEMENT TO THE PROSPECTUS
APRIL 30, 2001

Effective May 1, 2001, The Universal Institutional Funds, Inc. Global Equity Portfolio has changed its name to Global Value Equity Portfolio.

Empire Fidelity Investments Life Insurance Company is planning to offer the following seven new sector Portfolios in each of its products in 2001. The seven new Subaccounts will all be in Variable Insurance Products Fund IV. The seven new Portfolios are VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Financial Services, VIP Healthcare Portfolio, VIP Natural Resources Portfolio, VIP Technology, and VIP Telecommunications & Utilities Growth.

The following information revises similar information found in the "Investment Options" section on page i.

If you allocate all or a portion to variable annuity income, you may choose one or more of thirty-five available Subaccounts of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. The variable Subaccounts invest in the mutual fund portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages the Fidelity Funds.

The following information revises similar information found in the "Glossary" section on page iv.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

The following information supplements similar information found in the "Investment Options" section on page 1.

  Seven Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV currently offers Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio and Telecommunications & Utilities Growth Portfolio.

The following information revises similar information found in the "Fee Table" section on page 3.

PORTFOLIO ANNUAL EXPENSES

(as a percentage of Portfolio average net assets)

	Management Fees	Other Expenses	Total Annual Expenses (before reimbursement)
FidelityA
Asset Manager	0.53%	0.08%	0.61%
Money Market	0.27%	0.08%	0.35%
Investment Grade Bond	0.43%	0.11%	0.54%
High Income	0.58%	0.10%	0.68%
Equity-Income	0.48%	0.08%	0.56%
Index 500	0.24%	0.09%	0.33%B
Growth	0.57%	0.08%	0.65%
Overseas	0.72%	0.17%	0.89%
Asset Manager: Growth	0.58%	0.11%	0.69%
Contrafund	0.57%	0.09%	0.66%
Growth Opportunities	0.58%	0.10%	0.68%
Balanced	0.43%	0.15%	0.58%
Growth & Income	0.48%	0.10%	0.58%
Mid Cap	0.57%	0.17%	0.74%
Consumer Industries	0.58%	4.82%	5.40%xxx
Cyclical Industries	0.58%	2.57%	3.15%xxx
Financial Services	0.58%	0.45%	1.03%xxx
Health Care	0.58%	0.31%	0.89%xxx
Natural Resources	0.58%	1.12%	1.70%xxx

EFIA-01-04 July 13, 2001
1.745942.104

	Management Fees	Other Expenses	Total Annual Expenses (before reimbursement)
Technology	0.58%	0.21%	0.79%xxx
Telecommunications & Utilities Growth	0.58%	0.43%	1.01%xxx
Morgan Stanley Asset Management
Emerging Markets Debt	0.80%	0.81%	1.61%C
Emerging Markets Equity	1.25%	0.71%	1.96%C
Global Value Equity	0.80%	0.63%	1.43%C
International Magnum	0.80%	0.68%	1.48%C
PBHG
Select 20	0.85%	0.17%	1.02%D
Growth II	0.85%	0.20%	1.05%D
Select Value*	0.65%	0.32%	0.97%D
Small Cap Value	0.99%	0.22%	1.21%D
Technology & Communications	0.85%	0.19%	1.04%D
Strong
Mid Cap Growth Fund II	1.00%	0.16%	1.16%E
Opportunity Fund II	1.00%	0.18%	1.18%E
Credit Suisse
International Equity	1.00%	0.31%	1.31%F
Global Post-Venture Capital**	1.25%	0.28%	1.53%F
Small Company Growth	0.90%	0.23%	1.13%F

* Previously called Large Cap Value.

** Previously called Post-Venture Capital.

XXX Certain Portfolios impose a 1.00% short-term redemption fee for interests held in the corresponding Subaccountant for less than 60 days. For more details about the fee, please see Certain Portfolios Impose a Short-Term Redemption Fee on page 30.

A A portion of the brokerage commissions that certain Fidelity Funds pay was used to reduce Fund expenses. In addition, certain Fidelity Funds, or FMR on behalf of certain Funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of Fund expenses. With these reductions, the total operating expenses presented in the table would have been 0.55% for Equity-Income Portfolio, 0.64% for Growth Portfolio, 0.87% for Overseas Portfolio, 0.71% for Asset Manager Portfolio, 0.63% for Contrafund Portfolio, 0.68% for Asset Manager: Growth Portfolio, 0.66% for Growth Opportunities Portfolio, 0.56% for Balanced Portfolio, 0.57% for Growth and Income Portfolio, and 0.69% for Mid Cap Portfolio.

B FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. With this reimbursement, the Fund's management fee, other expenses, and total expenses would have been 0.24%, 0.04% and 0.28%, respectively.

C Morgan Stanley Asset Management, with respect to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse certain expenses of the Portfolio. Morgan Stanley Asset Management may terminate this voluntary waiver and reimbursement at any time at its sole discretion. With waivers and reimbursements, "Management Fee," "Other Expenses" and "Total Annual Expenses," respectively, would be as follows: Emerging Markets Debt Portfolio (0.59%, 0.81%, 1.40%); Emerging Markets Equity Portfolio (1.09%, 0.71%, 1.80%); Global Value Equity Portfolio (0.52%, 0.63%, 1.15%); International Magnum Portfolio (0.50%, 0.68%, 1.18%).

D Pilgrim Baxter & Associates, Ltd. (the "Adviser") has voluntarily agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than 1.05% of the average daily net assets of the Growth II Portfolio, 1.20% of the Small Cap Value Portfolio, 1.04% of Technology & Communications Portfolio, 1.02% of Select 20 Portfolio and 0.97% of Select Value Portfolio, through December 31, 2000. In addition, in connection with Old Mutual plc's acquisition of the Adviser's parent company, Old Mutual and the Adviser have agreed to maintain these limits until December 31, 2002. Total Annual Expenses include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 2001. With such fee waivers/expense reimbursements the Advisory Fees and estimated Total Operating Expenses for the Small Cap Value Portfolio would be 1.00% and 1.20%. In any fiscal year in which a Portfolio's assets are greater than $75 million and its total annual expenses are less than the foregoing limit, the Portfolio's Board may elect to reimburse the Adviser for any fees it waived or assumed during the previous two fiscal years provided that such reimbursement can be achieved within that limit.

E Strong Capital Management, Inc., the Investment Adviser, has voluntarily agreed to cap the total operating expenses of Mid Cap Growth Fund II and Opportunity Fund II at 1.20% and 1.10%, respectively. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. Management Fees, Other Expenses, and Total Annual Expenses for Opportunity II and Mid Cap Growth Fund II are calculated on an annualized basis from the beginning of the fiscal year through the current quarter end. The advisor for Mid Cap Growth Fund II is absorbing expenses of 0.01%. With these absorptions the expense ratio would have been 1.15%. The adviser for Opportunity Fund II is absorbing expenses of 0.07%. With these absorptions, the expense ratio would have been 1.11%.

F Management Fees, Other Expenses and Total Annual Expenses for the International Equity, Global Post-Venture Capital and Small Company Growth Portfolios are based on actual expenses for the fiscal year ended December 31, 2000, net any fee waivers or expense reimbursements. With such waivers or reimbursements, Management Fees equaled 1.00%, 1.14%, and 0.90%; Other Expenses equaled 0.29%, 0.26% and 0.21%; and Total Annual Expenses equaled 1.29%, 1.40% and 1.11% for the International Equity, Global Post-Venture Capital, and Small Company Growth Portfolios, respectively. Fee waivers and expense reimbursements or credits may be discontinued at any time.

The following information revises similar information found in the "The Variable Account" section on page 4.

There are currently thirty-five Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund II. Four Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. Seven Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund IV. The other fourteen available Investment Options are offered by four different mutual fund investment advisers.

The following information revises similar information found in the "The Funds" section on page 5.

Fidelity:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are open-end, diversified management investment companies organized by FMR and each is the type of investment company commonly known as a series mutual fund. Variable Insurance Products Fund IV is also a series mutual fund, but six of its seven Portfolios are non-diversified; only its Financial Services Portfolio is diversified.

The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV are described below. There is of course no assurance that any Portfolio will meet its investment objective.

Following the description of each Fidelity Portfolio (except for the Portfolios of Variable Insurance Products Fund IV) is a graph showing how your annuity income can fluctuate based on past investment performance through December 31, 2000. Each graph shows the effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations.

Annuity income increases for a given month if the annualized Total Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Total Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option and the first Annuity Income Date. Suppose a 65 year-old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning one month from the Contract Date. If there is no Joint Annuitant and no guarantee or withdrawal period and he chooses a 5% Benchmark Rate of Return, the Purchase Payment needed would be $74,351. If the purchaser were female, the Purchase Payment necessary would be $83,224. This is because females have a longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.

Graphs for the Portfolios of Variable Insurance Products Fund IV and the Other Funds are not available.

The following information supplements similar information found in the "The Funds" section beginning on page 20.

Consumer Industries Portfolio of Variable Insurance Products Fund IV seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

The performance history will be available for the Portfolio after the Portfolio has been in operation for one calendar year.

Cyclical Industries Portfolio of Variable Insurance Products Fund IV seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

The performance history will be available for the Portfolio after the Portfolio has been in operation for one calendar year.

Financial Services Portfolio of Variable Insurance Products Fund IV seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries.

The performance history will be available for the Portfolio after the Portfolio has been in operation for one calendar year.

Health Care Portfolio of Variable Insurance Products Fund IV seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

The performance history will be available for the Portfolio after the Portfolio has been in operation for one calendar year.

Natural Resources Portfolio of Variable Insurance Products Fund IV seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks and certain precious metals.
  Investing primarily in companies that own or develop natural resources, or supply goods and services to such companies.
  Investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

The performance history will be available for the Portfolio after the Portfolio has been in operation for one calendar year.

Technology Portfolio of Variable Insurance Products IV seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

The performance history will be available for the Portfolio after the Portfolio has been in operation for one calendar year.

Telecommunications & Utilities Growth Portfolio of Variable Insurance Products Fund IV seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non-diversified and could incur significantly greater risk than a diversified fund.

The performance history will be available for the Portfolio after the Portfolio has been in operation for one calendar year.

The following information supplements similar information found in the first paragraph of the "Trading Among Investment Options" section beginning on page 33.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among Subaccounts as often as you wish without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, EFILI reserves the right to limit the number of exchanges permitted, but not to fewer than twelve per calendar year. In addition, we may impose a fee in connection with exchanges from certain subaccounts. For further information, please see CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE on page 35.

The following information revises the eigth paragraph of the "Trading Among Investment Options" section beginning on page 33.

The right to exchange among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

The following information supplements similar information found after the "The Charges" section beginning on page 35.

CERTAIN PORTFOLIOS IMPOSE A SHORT TERM REDEMPTION FEE

Seven Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolio, not by EFILI, and are part of the Portfolio's assets. The seven Portfolios that impose this fee are: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio and Telecommunications & Utilities Growth Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request.

Here are four examples to help you understand the application of the fee. The first two show the amount of the fee in the context of a withdrawal, the last two show the effect of the fee on your variable annuity income.

Example 1: On Day One, you choose to receive all of your variable annuity income from a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the reallocation is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you choose to receive half of your variable annuity income from a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you reallocate so that you receive all of your variable annuity income from the Subaccount that imposes the redemption fee. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the reallocation attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a value of $10,000 at the time of the withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you choose to receive all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58 you reallocate so that you receive all of your variable annuity income from another Subaccount. The amount of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you choose to receive half of your variable annuity income from a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you reallocate so that you receive all of your variable annuity income from the Subaccount that imposes a redemption fee. On Day 65 the amount of your annuity income distributable from the Subaccount is $500, and you reallocate so that you will receive 80% of your variable annuity income from another Subaccount. Immediately before this reallocation, $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is redeemed, and $100 of variable annuity income that related to your subsequent allocation is redeemed. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since income in the amount of $100 is subject to the fee at the time of the subsequent reallocation, the variable annuity income is reduced by $1 (1% of $100).